Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Consolidated Statements of Income [Abstract]
Net sales (Notes 1 and 7)	$ 22,206,349,000	¥ 1,843,127,000,000	¥ 1,431,564,000,000	¥ 2,021,743,000,000
Cost of sales (Notes 16 and 24)	16,186,313,000	1,343,464,000,000	1,101,559,000,000	1,510,408,000,000
Selling, general and administrative expenses (Notes 16 and 24)	3,189,048,000	264,691,000,000	249,286,000,000	322,677,000,000
Impairment loss on long-lived assets (Note 1,8,10 and 24)	61,952,000	5,142,000,000	3,332,000,000	16,414,000,000
Impairment loss on goodwill (Notes 1 and 10)				2,003,000,000
Other operating expenses, net (Note 24)	(83,145,000)	(6,901,000,000)	(10,352,000,000)	(18,293,000,000)
Operating income	2,685,891,000	222,929,000,000	67,035,000,000	151,948,000,000
Other expenses, net (Note 24)	(37,590,000)	(3,120,000,000)	(2,056,000,000)	(23,166,000,000)
Interest and dividend income	54,133,000	4,493,000,000	6,158,000,000	8,621,000,000
Interest expense	(78,012,000)	(6,475,000,000)	(8,502,000,000)	(14,576,000,000)
Other, net	(13,711,000)	(1,138,000,000)	288,000,000	(17,211,000,000)
Income before income taxes and equity in earnings of affiliated companies	2,648,301,000	219,809,000,000	64,979,000,000	128,782,000,000
Income taxes (Notes 1 and 15)
Current	697,867,000	57,923,000,000	32,722,000,000	60,511,000,000
Deferred	81,723,000	6,783,000,000	(7,358,000,000)	(18,218,000,000)
Total	779,590,000	64,706,000,000	25,364,000,000	42,293,000,000
Income before equity in earnings of affiliated companies	1,868,711,000	155,103,000,000	39,615,000,000	86,489,000,000
Equity in earnings of affiliated companies	32,819,000	2,724,000,000	1,588,000,000	396,000,000
Net income	1,901,530,000	157,827,000,000	41,203,000,000	86,885,000,000
Less net income attributable to noncontrolling interests	(85,241,000)	(7,075,000,000)	(7,644,000,000)	(8,088,000,000)
Net income attributable to Komatsu Ltd.	$ 1,816,289,000	¥ 150,752,000,000	¥ 33,559,000,000	¥ 78,797,000,000
Net income attributable to Komatsu Ltd.:
Basic	$ 187.67	¥ 155.77	¥ 34.67	¥ 79.95
Diluted	$ 187.54	¥ 155.66	¥ 34.65	¥ 79.89
Cash dividends per share (Note 1)	$ 31.33	¥ 26.00	¥ 26.00	¥ 44.00